Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 2,859	$ 2,893	$ 5,712	$ 5,849
Costs and expenses (income)
Cost of sales (notes 5 and 7)	1,850	1,704	3,589	3,416
General and administrative expenses	30	47	84	85
Exploration, evaluation and project expenses	100	77	167	138
Impairment (reversals) charges (notes 9b and 13)	3	2	5	(87)
Loss on currency translation	6	7	9	11
Closed mine rehabilitation	(128)	6	(125)	29
Income from equity investees (note 12)	(89)	(104)	(188)	(207)
Other expense (income) (note 9a)	2	26	(9)	45
Income before finance costs and income taxes	1,085	1,128	2,180	2,419
Finance costs, net	(89)	(91)	(177)	(178)
Income before income taxes	996	1,037	2,003	2,241
Income tax expense (note 10)	(279)	(343)	(580)	(717)
Net income	717	694	1,423	1,524
Attributable to:
Equity holders of Barrick Gold Corporation	488	411	926	949
Non-controlling interests (note 16)	$ 229	$ 283	$ 497	$ 575
Earnings per share data attributable to the equity holders of Barrick Gold Corporation (note 8)
Basic	$ 0.27	$ 0.23	$ 0.52	$ 0.53
Diluted	$ 0.27	$ 0.23	$ 0.52	$ 0.53